Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events
Subsequent Events

20. Subsequent Events

The Company has performed an evaluation of subsequent events through the date of this report, which is the date the financial statements were issued. Except for the events mentioned in Note 4 regarding potential impairments and upward adjustments for certain equity investments without readily determinable fair value, there is no other material events or transactions needing recognition or disclosure.